Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 378,310	$ 387,311
Foreign currency translation adjustment	1,427	(9,001)
Goodwill, Ending Balance	$ 379,737	$ 378,310